Document and Entity Information	Jan. 23, 2023
Prospectus:
Document Type	497
Document Period End Date	Jan. 23, 2023
Entity Registrant Name	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Entity Central Index Key	0000880859
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 23, 2023
Document Effective Date	Jan. 23, 2023
Prospectus Date	Feb. 28, 2022
INVESCO International Core Equity Fund | Class A
Prospectus:
Trading Symbol	IBVAX
INVESCO International Core Equity Fund | Class C
Prospectus:
Trading Symbol	IBVCX
INVESCO International Core Equity Fund | Class R
Prospectus:
Trading Symbol	IIBRX
INVESCO International Core Equity Fund | Investor Class
Prospectus:
Trading Symbol	IIBCX
INVESCO International Core Equity Fund | CLASS R5
Prospectus:
Trading Symbol	IBVIX
INVESCO International Core Equity Fund | Class Y
Prospectus:
Trading Symbol	IBVYX
INVESCO International Core Equity Fund | Class R6
Prospectus:
Trading Symbol	IBVFX